STOCKHOLDERS' DEFICIT (Common Stock) (Details)	1 Months Ended							12 Months Ended
	Jun. 30, 2015 USD ($) shares	Feb. 28, 2015 USD ($) $ / shares shares	Jul. 31, 2014 USD ($) shares	Apr. 30, 2014 USD ($) $ / shares shares	Aug. 31, 2013 USD ($) $ / shares shares	Jul. 31, 2013 USD ($) $ / shares shares	Jan. 31, 2012 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	Mar. 31, 2015 $ / shares shares	Jan. 23, 2015 $ / shares shares
Class of Stock [Line Items]
Common stock issued for cash in connection with stock purchase agreement									$ 570,000
Proceeds from issuance of common stock								$ 150,755	2,131,527
Proceeds from the sale of stock and warrants through private placements								2,305,000	1,705,000
Loss on conversion of interest								$ (12,841)	201,175
Proceeds from exercise of warrants									25,000
Proceeds from exercise of stock options									18,200
Stock Issued During Period, Value, Conversion of Convertible Securities									82,132
Gain (loss) on conversion of interest								$ 12,841	$ (201,175)
Common stock issued for services								1,674
Common stock issued upon in exchange for fixed assets								$ 16,000
Warrant [Member]
Class of Stock [Line Items]
Number of shares callable by warrants | shares											100,000
Exercised warrants | shares									20,000
Common stock issued upon exercise of warrants, shares | shares					20,000
Proceeds from exercise of warrants					$ 25,000
Exercise price of shares called by warrants | $ / shares					$ 1.25						$ 0.27
Common Stock [Member]
Class of Stock [Line Items]
Proceeds from exercise of warrants					$ 25,000
Exercise price of shares called by warrants | $ / shares					$ 1.25
Common Stock [Member] | Convertible Note [Member]
Class of Stock [Line Items]
Common stock issued for interest, shares | shares						8,880
Accrued interest						$ 4,440
Private Placement [Member]
Class of Stock [Line Items]
Number of accredited investors								4	6
Common stock and warrants issued for cash, shares | shares								6,340,754	2,575,579
Class of Warrant or Right, Expiration Period								2 years
Number of shares callable by warrants | shares	3,170,378							3,170,378	1,258,378
Proceeds from the sale of stock and warrants through private placements								$ 2,305,000	$ 1,705,000
Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock								$ 150,755	$ 2,131,527
Common stock issued for cash, shares | shares								407,445	3,352,726
Number of accredited investors								5	15
Lincoln Park Capital Fund, LLC ("LPC") [Member] | Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Pro-rata shares issued | shares	320,810							320,810
Lincoln Park Capital Fund, LLC ("LPC") [Member] | Common Stock Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for cash in connection with stock purchase agreement							$ 100,000	$ 810,003	$ 570,000
Common stock issued for cash in connection with stock purchase agreement, shares | shares							316,667	1,333,820	577,428
Number of shares registered | shares							4,400,000
Shares of stock issued as a commitment fee | shares								150,000
Lincoln Park Capital Fund, LLC ("LPC") [Member] | Common Stock Purchase Agreement [Member] | Scenario, Plan [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock per agreement							$ 5,000,000
Maximum proceeds from issuance of common stock per sale							500,000
Proceeds from issuance of common stock							$ 4,900,000
Pro-rata shares issued | shares	450,000							450,000
COO and Principal Shareholder [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Expiration Period								2 years
Common stock issued upon in exchange for fixed assets, shares | shares	21,918
Common stock issued upon in exchange for fixed assets	$ 16,000
COO and Principal Shareholder [Member] | Common Stock [Member] | Convertible Note [Member]
Class of Stock [Line Items]
Common stock issued for interest, shares | shares		428,032	107,143	428,032
Accrued interest		$ 149,811	$ 75,000	$ 149,811
Debt instrument, maturity date				Feb. 01, 2014
Loss on conversion of interest		$ (12,841)		$ 201,175
Conversion price | $ / shares		$ 0.35		$ 0.35
Fair market value, price per share | $ / shares		$ 0.32		$ 0.82
Stock Issued During Period, Value, Conversion of Convertible Securities		$ 136,970
Gain (loss) on conversion of interest		$ 12,841		$ (201,175)
COO and Principal Shareholder [Member] | Private Placement [Member]
Class of Stock [Line Items]
Common stock and warrants issued for cash, shares | shares								3,521,369	1,817,932
Number of shares callable by warrants | shares	1,760,685							1,760,685	908,966
Proceeds from the sale of stock and warrants through private placements								$ 1,375,000	$ 1,125,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock									$ 925,000
Common stock issued for cash, shares | shares									1,434,060
Director [Member]
Class of Stock [Line Items]
Number of shares callable by warrants | shares									100,000
Proceeds from the sale of stock and warrants through private placements									$ 150,000
Exercise of stock options, shares | shares						20,000
Proceeds from exercise of stock options						$ 18,200
Exercise price | $ / shares						$ 0.91
Director [Member] | Private Placement [Member]
Class of Stock [Line Items]
Common stock and warrants issued for cash, shares | shares									200,000
Director [Member] | Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock								$ 21,505
Common stock issued for cash, shares | shares								110,000
Consultant [Member]
Class of Stock [Line Items]
Common stock issued for services, shares | shares								6,230
Common stock issued for services								$ 1,674
Consultant [Member] | Warrant [Member]
Class of Stock [Line Items]
Number of shares callable by warrants | shares	470,000							470,000		10,000
Exercise price of shares called by warrants | $ / shares										$ 0.25